Filed with the U.S. Securities and Exchange Commission on August 12, 2013

File Nos. 33-73792

811-08270

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	48	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	51	[X]

(Check appropriate box or boxes)

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

(Exact name of Registrant as Specified in Charter)

601 Union Street, Suite 2801

Seattle, WA 98101

(Address of Principal Executive Office, including Zip Code)

(206) 518-6600

(Registrant’s Telephone Number, including Area Code)

Frederick H. Sherley

Rainier Investment Management, Inc.

601 Union Street, Suite 2801

Seattle, WA 98101

(Name and address of Agent for Service)

WITH COPY TO:

David A. Hearth

Paul Hastings LLP

55 Second Street, 24th Floor

San Francisco, CA 94105

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to Rule 485(b)
[ ]	on (date) pursuant to Rule 485(b)
[ ]	60 days after filing pursuant to Rule 485 (a)(1)
[ ]	on (date) pursuant to Rule 485(a)(1)
[ ]	75 days after filing pursuant to Rule 485 (a)(2)
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 48 to the Registration Statement of Rainier Investment Management Mutual Funds on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 47 on Form N-1A filed on July 29, 2013. This PEA No. 48 is filed for the sole purpose of submitting the XBRL exhibit for the risk return summary first provided in PEA No. 47 to the Trust’s Registration Statement for its series: Rainier Large Cap Equity Fund, Rainier Small/Mid Cap Equity Fund, Rainier Balanced Fund, Rainier Intermediate Fixed Income Fund, Rainier Mid Cap Equity Fund, Rainier High Yield Fund and Rainier International Discovery Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused Post-Effective Amendment No. 48 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Seattle, State of Washington, on the 12th day of August, 2013.

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

/s/ Melodie B. Zakaluk
Melodie B. Zakaluk
Chief Executive Officer, President, and Chief Financial Officer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement on Form N-1A has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/ Melodie B. Zakaluk Melodie B. Zakaluk	Trustee, Chief Executive Officer, President, and Chief Financial Officer	August 12, 2013

/s/ Gary L. Sundem* Gary L. Sundem	Trustee	August 12, 2013

/s/ James E. Diamond, Jr.* James E. Diamond, Jr.	Trustee	August 12, 2013

/s/ Joan C. Enticknap* Joan C. Enticknap	Trustee	August 12, 2013

*	By	/s/ Melodie B. Zakaluk
Melodie B. Zakaluk Chief Executive Officer, President, and
Chief Financial Officer, Attorney-in-fact pursuant to the power of attorney filed on July 29, 2013.

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EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

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